Note 13 - Pension Plans and Other Postretirement Benefits - Targeted and Actual Plan Assets by Category (Details)	Sep. 30, 2022	Sep. 30, 2021
Pension Plan [Member] | Spire Missouri [Member]
Return seeking assets, target	100.00%	100.00%
Return seeking assets, actual	100.00%	100.00%
Pension Plan [Member] | Spire Missouri [Member] | Return Seeking Assets [Member]
Return seeking assets, target	70.00%	70.00%
Return seeking assets, actual	74.30%	74.50%
Pension Plan [Member] | Spire Missouri [Member] | Liability Hedging Assets [Member]
Return seeking assets, target	30.00%	30.00%
Return seeking assets, actual	22.80%	23.10%
Pension Plan [Member] | Spire Missouri [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Return seeking assets, target	0.00%	0.00%
Return seeking assets, actual	2.90%	2.40%
Pension Plan [Member] | Spire Alabama Inc [Member]
Return seeking assets, target	100.00%	100.00%
Return seeking assets, actual	100.00%	100.00%
Pension Plan [Member] | Spire Alabama Inc [Member] | Return Seeking Assets [Member]
Return seeking assets, target	70.00%	70.00%
Return seeking assets, actual	68.70%	72.80%
Pension Plan [Member] | Spire Alabama Inc [Member] | Liability Hedging Assets [Member]
Return seeking assets, target	30.00%	30.00%
Return seeking assets, actual	25.30%	25.50%
Pension Plan [Member] | Spire Alabama Inc [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Return seeking assets, target	0.00%	0.00%
Return seeking assets, actual	6.00%	1.70%
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member]
Return seeking assets, target	100.00%
Return seeking assets, actual	100.00%	100.00%
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member] | Defined Benefit Plan, Equity Securities [Member]
Return seeking assets, target	60.00%
Return seeking assets, actual	58.70%	59.20%
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member] | Debt Securities [Member]
Return seeking assets, target	40.00%
Return seeking assets, actual	40.50%	38.90%
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member] | Defined Benefit Plan, Cash and Cash Equivalents [Member]
Return seeking assets, target	0.00%
Return seeking assets, actual	0.80%	1.90%
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member]
Return seeking assets, target	100.00%
Return seeking assets, actual	100.00%	100.00%
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member] | Defined Benefit Plan, Equity Securities [Member]
Return seeking assets, target	60.50%
Return seeking assets, actual	57.70%	60.50%
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member] | Debt Securities [Member]
Return seeking assets, target	39.50%
Return seeking assets, actual	42.30%	39.50%